Concentration of Credit Risk (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
Cash FDIC insured amount	$ 250,000	$ 250,000
Excess of FDIC insured limit		$ 1,032,565